Earnings per share (Details 2) - shares shares in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Earnings per share
Weighted average number of shares outstanding	598	592	602
Concepts that affect dilution	64	110	83
Weighted average number of common shares diluted	662	702	685